NET TRADING INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of trading income (expense) [Abstract]
Schedule of Net Trading Income (Expense)

	2022 £m	2021 £m	2020 £m
Foreign exchange translation (losses) gains	(1,318)	212	12
Gains on foreign exchange trading transactions	255	394	527
Total foreign exchange	(1,063)	606	539
Investment property (losses) gains (note 26)	(511)	575	(209)
Securities and other (losses) gains (see below)	(18,413)	16,019	6,890
Net trading income	(19,987)	17,200	7,220

Schedule of Net Gains (Losses) on Assets and Liabilities at Fair Value Through Profit and Loss
Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2022 £m	2021 £m	2020 £m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading[1]	(1,049)	141	724
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	(7,677)	(1,153)	3,554
Equity shares	(9,533)	17,096	2,729
	(18,259)	16,084	7,007
Net expense arising on assets and liabilities designated at fair value through profit or loss	(154)	(65)	(117)
Securities and other (losses) gains	(18,413)	16,019	6,890
1    Includes hedge ineffectiveness in respect of fair value hedges (2022: loss of £41 million, 2021: gain of £177 million; 2020: gain of £547 million) and cash flow hedges (2022: loss of £10 million, 2021: loss of £69 million; 2020: loss of £2 million).